Fair Value of Financial Instruments and Fair Value Measurements (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Net realized gain	$ 6,655,120
Equity investments cost	$ 0	$ 9,394	$ 200